UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01545

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Short Duration Inflation-Protected Income Fund
Semi-Annual Report
April 30, 2024

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser is registered with the CFTC as a commodity pool operator with respect to its management of the Fund. As the commodity pool operator of the Fund, the adviser has claimed relief under the Commodity Exchange Act from certain reporting and recordkeeping requirements. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semi-Annual Report April 30, 2024
Eaton Vance
Short Duration Inflation-Protected Income Fund

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Performance

Portfolio Manager(s) Jason C. DesLauriers, CFA and Brian S. Ellis, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	04/01/2010	04/01/2010	3.72%	4.45%	3.67%	2.48%
Class A with 3.25% Maximum Sales Charge	—	—	0.31	1.08	2.99	2.14
Class C at NAV	04/01/2010	04/01/2010	3.26	3.70	2.89	1.87
Class C with 1% Maximum Deferred Sales Charge	—	—	2.26	2.70	2.89	1.87
Class I at NAV	04/01/2010	04/01/2010	3.84	4.72	3.95	2.73

ICE BofA 1–5 Year U.S. Inflation-Linked Treasury Index	—	—	2.80%	2.20%	2.88%	1.89%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.28%	2.03%	1.03%
Net	1.15	1.90	0.90
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Fund Profile

Asset Allocation (% of net assets)[1,2]
Footnotes:
[1]	Fund invests in one or more affiliated investment companies (Portfolios). References to investments are to the aggregate holdings of the Fund, including its pro rata share of each Portfolio in which it invests.
[2]	Other Net Assets represents other assets less liabilities and includes any investment type that represents less than 1% of net assets.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Endnotes and Additional Disclosures

[1]	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index is an unmanaged index comprised of U.S. Treasury Inflation-Protected Securities with at least $1 billion in outstanding face value and a remaining term to final maturity of at least 1 year and less than 5 years. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 3/1/25. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
Fund profile subject to change due to active management.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2023 to April 30, 2024).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (11/1/23)	Ending Account Value (4/30/24)	Expenses Paid During Period* (11/1/23 – 4/30/24)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,037.20	$5.67**	1.12%
Class C	$1,000.00	$1,032.60	$9.45**	1.87%
Class I	$1,000.00	$1,038.40	$4.41**	0.87%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.29	$5.62**	1.12%
Class C	$1,000.00	$1,015.56	$9.37**	1.87%
Class I	$1,000.00	$1,020.54	$4.37**	0.87%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2023. The Example reflects the expenses of both the Fund and the Portfolios.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Investment in Short Duration Inflation-Protected Income Portfolio, at value (identified cost $384,765,696)	$ 373,187,305
Investment in Senior Debt Portfolio, at value (identified cost $101,410,727)	100,593,323
Receivable for Fund shares sold	2,872,098
Receivable from affiliates	178,114
Total assets	$476,830,840
Liabilities
Payable for Fund shares redeemed	$ 2,221,161
Payable to affiliates:
Distribution and service fees	27,417
Trustees' fees	43
Accrued expenses	156,565
Total liabilities	$ 2,405,186
Net Assets	$474,425,654
Sources of Net Assets
Paid-in capital	$ 536,247,729
Accumulated loss	(61,822,075)
Net Assets	$474,425,654
Class A Shares
Net Assets	$ 59,429,620
Shares Outstanding	6,004,533
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.90
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.23
Class C Shares
Net Assets	$ 18,535,561
Shares Outstanding	1,894,749
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.78
Class I Shares
Net Assets	$ 396,460,473
Shares Outstanding	40,016,345
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 9.91
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income allocated from Portfolios	$ 103,298
Interest income allocated from Portfolios	11,444,609
Other income allocated from Portfolios	116,137
Expenses, excluding interest expense and fees, allocated from Portfolios	(1,351,554)
Interest expense and fees allocated from Portfolios	(957,964)
Total investment income	$ 9,354,526
Expenses
Distribution and service fees:
Class A	$ 76,643
Class C	96,518
Trustees’ fees and expenses	250
Custodian fee	24,636
Transfer and dividend disbursing agent fees	241,410
Legal and accounting services	45,766
Printing and postage	24,766
Registration fees	35,144
Miscellaneous	7,721
Total expenses	$ 552,854
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 429,209
Total expense reductions	$ 429,209
Net expenses	$ 123,645
Net investment income	$ 9,230,881
Realized and Unrealized Gain (Loss) from Portfolios
Net realized gain (loss):
Investment transactions	$ (11,399,200)
Swap contracts	(194,927)
Foreign currency transactions	(36,141)
Forward foreign currency exchange contracts	(55,281)
Net realized loss	$(11,685,549)
Change in unrealized appreciation (depreciation):
Investments	$ 21,669,366
Swap contracts	826,757
Foreign currency	28,908
Forward foreign currency exchange contracts	(4,625)
Net change in unrealized appreciation (depreciation)	$ 22,520,406
Net realized and unrealized gain	$ 10,834,857
Net increase in net assets from operations	$ 20,065,738

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 9,230,881	$ 31,529,434
Net realized loss	(11,685,549)	(31,569,048)
Net change in unrealized appreciation (depreciation)	22,520,406	33,297,514
Net increase in net assets from operations	$ 20,065,738	$ 33,257,900
Distributions to shareholders:
Class A	$ (1,119,823)	$ (2,732,951)
Class C	(282,251)	(705,498)
Class I	(8,555,188)	(25,872,843)
Total distributions to shareholders	$ (9,957,262)	$ (29,311,292)
Transactions in shares of beneficial interest:
Class A	$ (5,291,369)	$ (25,621,418)
Class C	(2,412,148)	(4,821,388)
Class I	(109,304,037)	(427,445,954)
Net decrease in net assets from Fund share transactions	$(117,007,554)	$ (457,888,760)
Net decrease in net assets	$(106,899,078)	$ (453,942,152)
Net Assets
At beginning of period	$ 581,324,732	$1,035,266,884
At end of period	$ 474,425,654	$ 581,324,732

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Financial Highlights

	Class A
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.720	$ 9.710	$10.490	$ 9.850	$ 9.730	$ 9.720
Income (Loss) From Operations
Net investment income(1)	$ 0.169	$ 0.379	$ 0.521	$ 0.366	$ 0.209	$ 0.240
Net realized and unrealized gain (loss)	0.190	(0.007) (2)	(0.832)	0.630	0.120 (2)	(0.008)
Total income (loss) from operations	$ 0.359	$ 0.372	$ (0.311)	$ 0.996	$ 0.329	$ 0.232
Less Distributions
From net investment income	$ (0.179)	$ (0.362)	$ (0.469)	$ (0.356)	$ (0.209)	$ (0.222)
Total distributions	$ (0.179)	$ (0.362)	$ (0.469)	$ (0.356)	$ (0.209)	$ (0.222)
Net asset value — End of period	$ 9.900	$ 9.720	$ 9.710	$10.490	$ 9.850	$ 9.730
Total Return(3)(4)	3.72% (5)	3.89%	(3.02)%	10.23%	3.46%	2.41%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$59,430	$63,571	$89,067	$ 58,835	$28,768	$29,350
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)(7)	1.12% (8)(9)	1.15% (9)	0.88% (9)	0.84%	0.90%	0.95%
Net investment income	3.45% (8)	3.87%	5.09%	3.54%	2.16%	2.46%
Portfolio Turnover of the Fund(10)	1% (5)	9%	26%	25%	68%	36%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and the administrator of the Fund reimbursed certain operating expenses (equal to 0.17%, 0.13%, 0.10%, 0.10%, 0.11% and 0.14% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(7)	Includes interest expense, including allocated from the Portfolio(s), of 0.37%, 0.40%, 0.13%, 0.09%, 0.15% and 0.20% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Financial Highlights — continued

	Class C
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.610	$ 9.600	$10.390	$ 9.760	$ 9.660	$ 9.660
Income (Loss) From Operations
Net investment income(1)	$ 0.130	$ 0.302	$ 0.447	$ 0.283	$ 0.134	$ 0.163
Net realized and unrealized gain (loss)	0.182	(0.003) (2)	(0.835)	0.632	0.116 (2)	(0.002)
Total income (loss) from operations	$ 0.312	$ 0.299	$ (0.388)	$ 0.915	$ 0.250	$ 0.161
Less Distributions
From net investment income	$ (0.142)	$ (0.289)	$ (0.402)	$ (0.285)	$ (0.150)	$ (0.161)
Total distributions	$ (0.142)	$ (0.289)	$ (0.402)	$ (0.285)	$(0.150)	$(0.161)
Net asset value — End of period	$ 9.780	$ 9.610	$ 9.600	$10.390	$ 9.760	$ 9.660
Total Return(3)(4)	3.26% (5)	3.15%	(3.78)%	9.46%	2.74%	1.58%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,536	$20,584	$25,351	$ 11,322	$ 5,152	$ 7,118
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)(7)	1.87% (8)(9)	1.90% (9)	1.64% (9)	1.59%	1.65%	1.70%
Net investment income	2.68% (8)	3.12%	4.42%	2.76%	1.40%	1.68%
Portfolio Turnover of the Fund(10)	1% (5)	9%	26%	25%	68%	36%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	The investment adviser and the administrator of the Fund reimbursed certain operating expenses (equal to 0.17%, 0.13%, 0.10%, 0.10%, 0.11% and 0.14% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(7)	Includes interest expense, including allocated from the Portfolio(s), of 0.37%, 0.40%, 0.14%, 0.09%, 0.15% and 0.20% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Financial Highlights — continued

	Class I
	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 9.730	$ 9.720	$ 10.500	$ 9.850	$ 9.730	$ 9.710
Income (Loss) From Operations
Net investment income(1)	$ 0.178	$ 0.393	$ 0.562	$ 0.401	$ 0.234	$ 0.265
Net realized and unrealized gain (loss)	0.194	0.005	(0.850)	0.629	0.114 (2)	(0.005)
Total income (loss) from operations	$ 0.372	$ 0.398	$ (0.288)	$ 1.030	$ 0.348	$ 0.260
Less Distributions
From net investment income	$ (0.192)	$ (0.388)	$ (0.492)	$ (0.380)	$ (0.228)	$ (0.240)
Total distributions	$ (0.192)	$ (0.388)	$ (0.492)	$ (0.380)	$ (0.228)	$ (0.240)
Net asset value — End of period	$ 9.910	$ 9.730	$ 9.720	$ 10.500	$ 9.850	$ 9.730
Total Return(3)(4)	3.84% (5)	4.15%	(2.79)%	10.59%	3.66%	2.71%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$396,460	$497,170	$920,849	$346,214	$146,885	$200,002
Ratios (as a percentage of average daily net assets):(6)
Expenses (4)(7)	0.87% (8)(9)	0.90% (9)	0.64% (9)	0.59%	0.65%	0.70%
Net investment income	3.62% (8)	4.01%	5.50%	3.88%	2.42%	2.72%
Portfolio Turnover of the Fund(10)	1% (5)	9%	26%	25%	68%	36%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser and the administrator of the Fund reimbursed certain operating expenses (equal to 0.17%, 0.13%, 0.10%, 0.10%, 0.11% and 0.14% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Includes the Fund’s share of the Portfolio’s/Portfolios’ allocated expenses.
(7)	Includes interest expense, including allocated from the Portfolio(s), of 0.37%, 0.40%, 0.14%, 0.09%, 0.15% and 0.20% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023, 2022, 2021, 2020 and 2019, respectively.
(8)	Annualized.
(9)	Includes a reduction by the investment adviser of a portion of the Portfolios’ and/or Fund’s adviser fees due to the Portfolios’ and/or Fund’s investments in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024 and the years ended October 31, 2023 and 2022).
(10)	Percentage includes both the Fund’s contributions to and withdrawals from the Portfolio(s) and/or purchases and sales of securities held directly by the Fund.

See Notes to Financial Statements.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund) is a non-diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Fund seeks its investment objective by allocating its assets to certain registered investment companies (each, a Portfolio and collectively, the Portfolios) sponsored by the Eaton Vance organization. The value of the Fund’s investments in the Portfolios reflects the Fund’s proportionate interest in their net assets. The Fund’s proportionate interest in each of the Portfolio's net assets at April 30, 2024 were as follows: Short Duration Inflation-Protected Income Portfolio (approximately 100%) and Senior Debt Portfolio (1.7%). The performance of the Fund is directly affected by the performance of the Portfolios. The financial statements of Short Duration Inflation-Protected Income Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. A copy of Senior Debt Portfolio’s financial statements is available by calling Eaton Vance at 1-800-262-1122 or on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by Short Duration Inflation-Protected Income Portfolio is discussed in Note 1A of such Portfolio’s Notes to Financial Statements, which are included elsewhere in this report. Such policies are consistent with those of Senior Debt Portfolio.
Additional valuation policies for Senior Debt Portfolio (the Portfolio) are as follows:
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Senior Loans, for which a valuation is not available or deemed unreliable, are fair valued by the investment adviser utilizing one or more of the valuation techniques described below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower's outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower's assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
B  Income— The Fund’s net investment income or loss includes the Fund’s pro rata share of the net investment income or loss of the Portfolios, less all actual and accrued expenses of the Fund.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

C  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2024, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
H  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
It is the present policy of the Fund to declare and pay distributions quarterly of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At October 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $41,872,115 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2023, $8,489,092 are short-term and $33,383,023 are long-term.

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed based on the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee at the following annual rates and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the six months ended April 30, 2024, the Fund incurred no investment adviser fee on such assets. To the extent the Fund’s assets are invested in the Portfolios, the Fund is allocated its share of the Portfolios’ investment adviser fees. The Portfolios have engaged Boston Management and Research (BMR), an affiliate of EVM, to render investment advisory services. See Note 2 of the Portfolios’ Notes to Financial Statements. For the six months ended April 30, 2024, the Fund’s allocated portion of investment adviser fees paid by the Portfolios amounted to $1,206,467 or 0.47% (annualized) of the Fund’s average daily net assets. EVM also serves as the administrator of the Fund, but receives no compensation.
The Portfolios may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the "Liquidity Fund"), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolios is reduced by an amount equal to their pro rata share of the advisory and administration fees paid by the Portfolios due to their investments in the Liquidity Fund. For the six months ended April 30, 2024, the Fund’s allocated share of the reduction of the investment adviser fee paid by the Portfolios was $2,598 relating to the Portfolios’ investments in the Liquidity Fund.
EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.75%, 1.50% and 0.50% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after March 1, 2025. Pursuant to this agreement, EVM was allocated $429,209 of the Fund’s operating expenses for the six months ended April 30, 2024.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2024, EVM earned $4,960 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,469 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended April 30, 2024 in the amount of $4,450. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund and the Portfolios who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolios are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2024 amounted to $76,643 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2024, the Fund paid or accrued to EVD $72,388 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2024 amounted to $24,130 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2024, the Fund was informed that EVD received less than $100 of CDSCs paid by Class C shareholders and no CDSCs paid by Class A shareholders.
6  Investment Transactions
For the six months ended April 30, 2024, increases and decreases in the Fund’s investment in the Portfolios were as follows:
Portfolio	Contributions	Withdrawals
Short Duration Inflation-Protected Income Portfolio	$5,384,907	$109,947,442
Senior Debt Portfolio	$1,833,154	$ 26,668,883
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended April 30, 2024 (Unaudited)		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	637,539	$ 6,284,761	2,812,584	$ 27,513,652
Issued to shareholders electing to receive payments of distributions in Fund shares	111,311	1,095,580	276,600	2,687,503
Redemptions	(1,285,487)	(12,671,710)	(5,717,727)	(55,822,573)
Net decrease	(536,637)	$ (5,291,369)	(2,628,543)	$ (25,621,418)
Class C
Sales	116,088	$ 1,134,336	553,675	$ 5,345,663
Issued to shareholders electing to receive payments of distributions in Fund shares	28,872	280,891	73,144	702,613
Redemptions	(393,014)	(3,827,375)	(1,123,564)	(10,869,664)
Net decrease	(248,054)	$ (2,412,148)	(496,745)	$ (4,821,388)
Class I
Sales	6,969,450	$ 68,796,753	29,401,236	$ 287,555,480
Issued to shareholders electing to receive payments of distributions in Fund shares	868,799	8,550,619	2,659,955	25,857,124
Redemptions	(18,928,879)	(186,651,409)	(75,670,247)	(740,858,558)
Net decrease	(11,090,630)	$(109,304,037)	(43,609,056)	$(427,445,954)

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the Fund’s investment in Senior Debt Portfolio, whose financial statements are not included but are available elsewhere as discussed in Note 1, and in Short Duration Inflation-Protected Income Portfolio were valued based on Level 1 inputs.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 0.9%
Security	Principal Amount (000's omitted)	Value
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	$716	$ 641,486
LAD Auto Receivables Trust, Series 2022-1A, Class A, 5.21%, 6/15/27(1)	671	668,951
LL ABS Trust, Series 2022-1A, Class A, 3.76%, 11/15/29(1)	115	115,342
MVW LLC, Series 2020-1A, Class A, 1.74%, 10/20/37(1)	31	28,900
Pagaya AI Debt Trust, Series 2022-1, Class A, 2.03%, 10/15/29(1)	347	344,263
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	506	461,203
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	957,382
Total Asset-Backed Securities (identified cost $3,498,190)		$ 3,217,527

Commercial Mortgage-Backed Securities — 4.4%
Security	Principal Amount (000's omitted)	Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 6.386%, (1 mo. SOFR + 1.064%), 9/15/36(1)(2)	$ 5,000	$ 4,947,985
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.688%, (1 mo. SOFR + 1.367%), 12/15/37(1)(2)	3,135	3,135,670
COMM Mortgage Trust:
Series 2013-CR11, Class D, 4.612%, 8/10/50(1)(3)	385	348,638
Series 2015-CR22, Class D, 4.201%, 3/10/48(1)(3)	1,000	827,592
Extended Stay America Trust, Series 2021-ESH, Class A, 6.516%, (1 mo. SOFR + 1.194%), 7/15/38(1)(2)	2,961	2,959,463
Hawaii Hotel Trust, Series 2019-MAUI, Class A, 6.518%, (1 mo. SOFR + 1.197%), 5/15/38(1)(2)	3,000	2,994,714
JP Morgan Mortgage Trust, Series 2023-HE2, Class A1, 7.03%, (30-day SOFR Average + 1.70%), 3/25/54(1)(2)	1,396	1,406,019
Total Commercial Mortgage-Backed Securities (identified cost $16,675,018)		$ 16,620,081

U.S. Treasury Obligations — 93.5%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75%, 1/15/28(4)	$10,367	$ 10,144,455
2.00%, 1/15/26(4)	14,069	13,930,613
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Indexed Bonds: (continued)
2.375%, 1/15/27(4)	$16,924	$ 16,890,909
2.50%, 1/15/29(4)	14,452	14,599,161
3.625%, 4/15/28(4)	23,212	24,304,142
U.S. Treasury Inflation-Indexed Notes:
0.125%, 10/15/25(4)	10,761	10,421,905
0.125%, 4/15/26(4)	22,479	21,428,765
0.125%, 7/15/26(4)	20,710	19,739,295
0.125%, 10/15/26(4)	24,979	23,668,223
0.125%, 4/15/27(4)	24,175	22,577,045
0.375%, 7/15/25(4)	15,045	14,698,500
0.375%, 1/15/27(4)	20,550	19,441,099
0.375%, 7/15/27(4)	24,099	22,698,246
0.50%, 1/15/28(4)	22,641	21,154,104
0.625%, 1/15/26(4)	26,115	25,256,111
0.75%, 7/15/28(4)	11,371	10,702,992
0.875%, 1/15/29(4)	3,686	3,457,633
1.25%, 4/15/28(4)	10,344	9,906,748
1.625%, 10/15/27(4)	20,947	20,503,782
2.125%, 4/15/29(4)	3,711	3,684,690
2.375%, 10/15/28(4)	19,651	19,769,381
Total U.S. Treasury Obligations (identified cost $363,459,660)		$348,977,799

Short-Term Investments — 0.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.22%(5)	1,400,274	$ 1,400,274
Total Short-Term Investments (identified cost $1,400,274)		$ 1,400,274
Total Investments — 99.2% (identified cost $385,033,142)		$370,215,681
Other Assets, Less Liabilities — 0.8%		$ 2,981,817
Net Assets — 100.0%		$373,197,498

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2024, the aggregate value of these securities is $19,837,608 or 5.3% of the Portfolio's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2024.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2024.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of April 30, 2024.

Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
USD	35,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	4.04% (pays upon termination)	4/25/25	$ (68,264)
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.16% (pays upon termination)	10/28/26	589,707
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.00% (pays upon termination)	1/4/27	735,212
USD	20,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.82% (pays upon termination)	2/11/27	776,102
USD	30,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.61% (pays upon termination)	3/23/27	(168,703)
USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.55% (pays upon termination)	4/19/27	965,011
USD	15,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	3.24% (pays upon termination)	11/19/27	409,844
							$3,238,909
Abbreviations:
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Statement of Assets and Liabilities (Unaudited)

April 30, 2024
Assets
Unaffiliated investments, at value (identified cost $383,632,868)	$ 368,815,407
Affiliated investments, at value (identified cost $1,400,274)	1,400,274
Deposits for derivatives collateral - centrally cleared derivatives	3,304,836
Interest receivable	687,342
Dividends receivable from affiliated investments	4,795
Receivable for investments sold	10,323,966
Trustees' deferred compensation plan	13,430
Total assets	$384,550,050
Liabilities
Payable for investments purchased	$ 10,920,044
Payable for variation margin on open centrally cleared derivatives	142,471
Payable to affiliates:
Investment adviser fee	138,851
Trustees' fees	5,556
Trustees' deferred compensation plan	13,430
Accrued expenses	132,200
Total liabilities	$ 11,352,552
Net Assets applicable to investors' interest in Portfolio	$373,197,498

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2024
Investment Income
Dividend income from affiliated investments	$ 41,678
Interest income	5,166,588
Total investment income	$ 5,208,266
Expenses
Investment adviser fee	$ 921,093
Trustees’ fees and expenses	16,119
Custodian fee	63,115
Legal and accounting services	38,798
Miscellaneous	9,594
Total expenses	$ 1,048,719
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 1,308
Total expense reductions	$ 1,308
Net expenses	$ 1,047,411
Net investment income	$ 4,160,855
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (9,053,377)
Swap contracts	(194,932)
Net realized loss	$ (9,248,309)
Change in unrealized appreciation (depreciation):
Investments	$ 16,932,967
Swap contracts	826,704
Net change in unrealized appreciation (depreciation)	$17,759,671
Net realized and unrealized gain	$ 8,511,362
Net increase in net assets from operations	$12,672,217

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Statements of Changes in Net Assets

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,160,855	$ 16,030,870
Net realized loss	(9,248,309)	(22,421,445)
Net change in unrealized appreciation (depreciation)	17,759,671	18,000,326
Net increase in net assets from operations	$ 12,672,217	$ 11,609,751
Capital transactions:
Contributions	$ 5,384,907	$ 63,438,729
Withdrawals	(109,947,442)	(387,105,393)
Net decrease in net assets from capital transactions	$(104,562,535)	$(323,666,664)
Net decrease in net assets	$ (91,890,318)	$(312,056,913)
Net Assets
At beginning of period	$ 465,087,816	$ 777,144,729
At end of period	$ 373,197,498	$ 465,087,816

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Financial Highlights

	Six Months Ended April 30, 2024 (Unaudited)	Year Ended October 31,	Period Ended October 31,
		2023	2022 (1)
Ratios/Supplemental Data
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (2)(3)	0.50% (3)	0.50% (2)(3)
Net investment income	2.03% (2)	2.60%	5.38% (2)
Portfolio Turnover	14% (4)	17% (5)	9% (4)(5)
Total Return	3.00% (4)	1.90%	(2.95)% (4)
Net assets, end of period (000’s omitted)	$373,197	$465,088	$777,145
(1)	For the period from the commencement of operations, May 23, 2022, to October 31, 2022.
(2)	Annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2024, the year ended October 31, 2023 and the period ended October 31, 2022).
(4)	Not annualized.
(5)	Includes the effect of To Be Announced (TBA) transactions.

See Notes to Financial Statements.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Short Duration Inflation-Protected Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is real return (real return is defined as total return less the estimated cost of inflation (typically measured by the change in an official inflation measure)). The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2024, Eaton Vance Short Duration Inflation-Protected Income Fund held an interest of approximately 100% in the Portfolio.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of April 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

F   Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
G  Inflation Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.
H  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
I  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may also be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Portfolio will realize a gain or loss on investments based on the price established when the Portfolio entered into the commitment.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2024 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.45%
$1 billion but less than $2.5 billion	0.43%
$2.5 billion but less than $5 billion	0.41%
$5 billion and over	0.40%
For the six months ended April 30, 2024, the investment adviser fee amounted to $921,093 or 0.45% (annualized) of the Portfolio’s average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the six months ended April 30, 2024, the investment adviser fee paid was reduced by $1,308 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the six months ended April 30, 2024 were as follows:
	Purchases	Sales
Investments (non-U.S. Government)	$ —	$ 7,015,902
U.S. Government and Agency Securities	58,601,441	152,742,155
	$58,601,441	$159,758,057
4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at April 30, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 385,033,142
Gross unrealized appreciation	$ 3,412,487
Gross unrealized depreciation	(14,991,039)
Net unrealized depreciation	$ (11,578,552)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2024 is included in the Portfolio of Investments. At April 30, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Portfolio enters into inflation swap contracts to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation. The Portfolio utilizes options on futures contracts to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at April 30, 2024 was as follows:
Fair Value
Derivative	Asset Derivative	Liability Derivative
Swap contracts (centrally cleared)	$3,475,876 (1)	$(236,967) (1)
(1)	Only the current day’s variation margin on centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on centrally cleared derivatives, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended April 30, 2024 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Purchased options	$ (55,053)(1)	$ 75,826(2)
Swap contracts	(194,932) (3)	826,704 (4)
Total	$(249,985)	$902,530
(1)	Statement of Operations location: Net realized gain (loss): Investment transactions.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Investments.
(3)	Statement of Operations location: Net realized gain (loss): Swap contracts.
(4)	Statement of Operations location: Change in unrealized appreciation (depreciation): Swap contracts.
The average notional amount of swap contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was approximately $162,857,000. The average number of purchased options contracts outstanding during the six months ended April 30, 2024, which is indicative of the volume of this derivative type, was 43.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2024.

Short Duration Inflation-Protected Income Portfolio
April 30, 2024
Notes to Financial Statements (Unaudited) — continued

7  Affiliated Investments
At April 30, 2024, the value of the Portfolio’s investment in funds that may be deemed to be affiliated was $1,400,274, which represents 0.4% of the Portfolio’s net assets. Transactions in such investments by the Portfolio for the six months ended April 30, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$1,295,921	$51,974,595	$(51,870,242)	$ —	$ —	$1,400,274	$41,678	1,400,274
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$ 3,217,527	$ —	$ 3,217,527
Commercial Mortgage-Backed Securities	—	16,620,081	—	16,620,081
U.S. Treasury Obligations	—	348,977,799	—	348,977,799
Short-Term Investments	1,400,274	—	—	1,400,274
Total Investments	$ 1,400,274	$ 368,815,407	$ —	$ 370,215,681
Swap Contracts	$ —	$ 3,475,876	$ —	$ 3,475,876
Total	$ 1,400,274	$ 372,291,283	$ —	$ 373,691,557
Liability Description
Swap Contracts	$ —	$ (236,967)	$ —	$ (236,967)
Total	$ —	$ (236,967)	$ —	$ (236,967)

Eaton Vance
Short Duration Inflation-Protected Income Fund
April 30, 2024
Officers and Trustees

Officers of Eaton Vance Short Duration Inflation-Protected Income Fund and Short Duration Inflation-Protected Income Portfolio
Kenneth A. Topping President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees of Eaton Vance Short Duration Inflation-Protected Income Fund and Short Duration Inflation-Protected Income Portfolio
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Other important information
*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

Investment Adviser of Short Duration Inflation-Protected
Income Portfolio
Boston Management and Research
One Post Office Square
Boston, MA 02109
Investment Adviser and Administrator of Eaton Vance
Short Duration Inflation-Protected Income Fund
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Principal Underwriter*
Eaton Vance Distributors, Inc.
One Post Office Square
Boston, MA 02109
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
One Post Office Square
Boston, MA 02109
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7769    4.30.24

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 25, 2024

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
Principal Executive Officer

Date:	June 25, 2024